Intangible assets (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 5,108,471	$ 5,109,212
Accumulated amortization	(1,173,798)	(830,553)
Net book value	3,934,673	4,278,659
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Total cost	4,076,010	4,076,435
Order backlog
Finite-Lived Intangible Assets [Line Items]
Total cost	536,716	536,934
Trade names & brands
Finite-Lived Intangible Assets [Line Items]
Total cost	204,608	204,621
Patient database
Finite-Lived Intangible Assets [Line Items]
Total cost	170,262	170,238
Technology assets
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 120,875	$ 120,984